Share-based payments - Narrative (Details)					6 Months Ended		12 Months Ended
	May 07, 2026 USD ($) tranche	Dec. 01, 2025 shares installment $ / shares	Aug. 14, 2025 USD ($) shares tranche	Jul. 01, 2024 shares $ / shares	Jun. 30, 2026 USD ($) shares d $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of sensitivity analysis					10.00%
Share options granted (in shares) | shares			1,583,085		1,164,597		1,583,085
Granted (in dollars per share) | $ / shares					$ 4.81		$ 4.40
Number of tranches | tranche	3		3
Grant date fair value of stock options granted | $	$ 3,540,000		$ 3,387,000
Weighted remaining contractual life					4 years 5 months 8 days
Number of trading days | d					20
Incremental share-based compensation | $					$ 2,970,000
Expected lives					3 years 7 months 6 days
Lifezone Metals
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of units | shares					26,797,052
Earnout Trigger Event 1 | Lifezone Metals
Disclosure of terms and conditions of share-based payment arrangement [line items]
Earnout share price (in dollars per share) | $ / shares					$ 14.00
Earnout Trigger Event 2 | Lifezone Holdings One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Earnout share price (in dollars per share) | $ / shares					$ 16.00
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | $					$ 1,391,251
Expense from equity-settled share-based payment transactions | $
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares		1,500,000		2,600,000	0		1,500,000
RSUs vested (in shares) | shares				933,333	419,334
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares		1,666,667			1,247,333		1,666,667	1,666,667
Award vesting period				5 years
Cancellation of shares (in shares) | shares		1,500,000
Number of installments | installment		3
Exercise price, share options granted (in dollars per share) | $ / shares		$ 0.0001
Expense from equity-settled share-based payment transactions | $					$ 1,752,518	$ 0
Risk-free interest rate					3.60%
Dividend yields					0.00%
Expected volatility					70.00%
Restricted stock units | Earnout Trigger Event 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per share (in dollars per share) | $ / shares				$ 14.50
Restricted stock units | Earnout Trigger Event 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price per share (in dollars per share) | $ / shares				$ 16.00